Consolidated Statements of Financial Position - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents		$ 4,674,586	$ 246,377
Other financial assets		5,860,417	4,222,957
Trade receivables		3,352,455	3,682,302
Other current assets		1,249,176	1,938,327
Total current assets		15,136,634	10,089,963
Non-current assets
Property and equipment, net		12,901,693	10,457,586
Capital work-in-process		325,085	878,103
Intangible assets and goodwill, net		1,083,162	1,034,184
Intangible assets under development
Other non-current financial assets		309,730	285,523
Other non-current assets		10,537,403	8,747,601
Deferred tax assets		79,454	70,463
Total non-current assets		25,236,527	21,473,460
Total assets		40,373,161	31,563,423
Current Liabilities
Borrowings		396,206	1,728,190
Trade payables		6,470,875	8,430,154
Other financial liabilities		268,643	243,655
Employee benefits obligation		3,002	209
Other current liabilities		6,127,340	3,413,025
Current tax liability		93,698	160,266
Total current liabilities		13,359,764	13,975,499
Non-current liabilities
Borrowings		678,436	769,795
Other financial liabilities		511,558	241,951
Employee benefits obligations		97,387	102,322
Deferred tax liability		507,129	494,731
Total non-current liabilities		1,794,510	1,608,799
Total liabilities		15,154,274	15,584,298
Commitments and contingencies	[1]
EQUITY
Equity share capital		1,167,696	538,996
Other equity		20,859,354	12,425,098
Equity attributable to equity holders of the Company		22,027,050	12,964,094
Non-controlling interest		3,191,837	3,015,031
Total equity		25,218,887	15,979,125
Total liabilities and equity		$ 40,373,161	$ 31,563,423

[1]	No amounts have been recognized under commitments and contingencies on the statement of financial position in accordance with IAS 37. Relevant disclosures of off-balance sheet items are provided in the accompanying notes to the financial statements.